Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations
Gain (loss) recorded on sale, net of tax	$ 0	$ 11,389,000	$ 0
Net revenues		2,633,000	11,821,000
Operating (loss) income		(1,559,000)	380,000
Net (loss) income	0	(1,018,000)	(920,000)
WWHO-TV
Discontinued Operations
Gain (loss) recorded on sale		(400,000)
Gain (loss) recorded on sale, net of tax		(300,000)
Net revenues		440,000	4,236,000
Operating (loss) income		(393,000)	(699,000)
Net (loss) income		(252,000)	(1,427,000)
WUPW-TV
Discontinued Operations
Gain (loss) recorded on sale		18,000,000
Gain (loss) recorded on sale, net of tax		11,700,000
Net revenues		2,193,000	7,585,000
Operating (loss) income		(1,166,000)	1,079,000
Net (loss) income		(766,000)	507,000
LIN Television
Discontinued Operations
Gain (loss) recorded on sale, net of tax	0	11,389,000	0
Net revenues		2,633,000	11,821,000
Operating (loss) income		(1,559,000)	380,000
Net (loss) income	0	(1,018,000)	(920,000)
LIN Television | WWHO-TV
Discontinued Operations
Gain (loss) recorded on sale		(400,000)
Gain (loss) recorded on sale, net of tax		(300,000)
Net revenues		440,000	4,236,000
Operating (loss) income		(393,000)	(699,000)
Net (loss) income		(252,000)	(1,427,000)
LIN Television | WUPW-TV
Discontinued Operations
Gain (loss) recorded on sale		18,000,000
Gain (loss) recorded on sale, net of tax		11,700,000
Net revenues		2,193,000	7,585,000
Operating (loss) income		(1,166,000)	1,079,000
Net (loss) income		$ (766,000)	$ 507,000